Share based compensation - Activities of Company's RSUs (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Outstanding at the beginning (in shares)	24,431,761	18,995,595
Granted (new RSUs) (in shares)	4,803,035	6,680,560
Granted (replacement RSUs) (in shares)	4,175,352	3,419,811
Forfeited (in shares)	(1,336,110)	(1,244,394)
Replaced (in shares)	(4,175,352)	(3,419,811)
Exercised (in shares)	(12,864,832)
Outstanding at the end (in shares)	15,033,854	24,431,761
Vested and expected to vest (in shares)	15,033,854
Exercisable (in shares)	13,571,754
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 0.15	$ 0.23
Granted (new RSUs) (in USD per share)	1.98	0.56
Granted (replacement RSUs) (in USD per share)	0.21	0.13
Forfeited (in USD per share)	0.29	0.54
Replaced (in USD per share)	0.63	1.24
Exercised (in USD per share)	0.05
Outstanding at the end (in USD per share)	0.69	0.15
Vested and expected to vest (in USD per share)	0.69
Exercisable (in USD per share)	0.42
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	5.60	5.10
Granted (new RSUs) (in USD per share)	1.65	6.92
Granted (replacement RSUs) (in USD per share)	4.88	1.47
Forfeited (in USD per share)	5.13	4.97
Replaced (in USD per share)	4.11	1.47
Exercised (in USD per share)	0
Outstanding at the end (in USD per share)	4.91	$ 5.60
Vested and expected to vest (in USD per share)	4.91
Exercisable (in USD per share)	$ 5.36
Weighted remaining contractual years
Vested and expected to vest(in years)	8 years 7 months 28 days
Exercisable (in years)	8 years 6 months 10 days
Aggregate intrinsic value
Vested and expected to vest	$ 60,132
Exercisable	$ 60,959